Segment Information (Distribution of gross and net written premium) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 6,875,925	$ 7,285,320	$ 6,299,929
Percentage Distribution of gross premiums written	100.00%	100.00%	100.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 3,794,000	$ 3,752,000	$ 2,929,000
Percentage Distribution of gross premiums written	55.00%	51.00%	47.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 1,921,000	$ 2,155,000	$ 2,152,000
Percentage Distribution of gross premiums written	28.00%	30.00%	34.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 806,000	$ 835,000	$ 699,000
Percentage Distribution of gross premiums written	12.00%	11.00%	11.00%
Latin America and the Caribbean
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 220,000	$ 264,000	$ 260,000
Percentage Distribution of gross premiums written	3.00%	4.00%	4.00%
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 135,000	$ 279,000	$ 260,000
Percentage Distribution of gross premiums written	2.00%	4.00%	4.00%
P&C
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 3,442,000	$ 3,579,000	$ 3,015,000
P&C | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	1,430,000	1,394,000	1,052,000
P&C | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	641,000	644,000	615,000
P&C | Catastrophe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	545,000	537,000	478,000
P&C | Motor
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	158,000	400,000	308,000
P&C | US Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	379,000	391,000	405,000
P&C | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	289,000	213,000	157,000
Specialty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	1,935,000	2,213,000	2,050,000
Specialty | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	4,000	13,000	42,000
Specialty | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	173,000	151,000	112,000
Specialty | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	152,000	276,000	307,000
Specialty | Financial Risks
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	568,000	587,000	549,000
Specialty | Agriculture
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	468,000	483,000	506,000
Specialty | Aviation & space
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	219,000	286,000	228,000
Specialty | Energy Reinsurance
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	192,000	183,000	79,000
Specialty | Marine
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	142,000	132,000	103,000
Specialty | Engineering
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	17,000	102,000	124,000
Life and Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 1,499,222	$ 1,492,778	$ 1,235,149